STOCKHOLDERS EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity (Deficit)
STOCKHOLDERS' EQUITY (DEFICIT)

NOTE 12 – STOCKHOLDERS’ EQUITY (DEFICIT)

Capital Structure

On May 14, 2025, the Company filed with the Secretary of State of Nevada a Certificate of Amendment to the Company’s Articles of Incorporation to increase the authorized capital of the Company to an aggregate of 600,000,000 shares, consisting of 325,000,000 shares of Common Stock, $0.0001 par value per share (the “Common Stock”); 50,000,000 shares of Class B Common Stock, $0.0001 par value per share; and 225,000,000 shares of Preferred Stock, par value $0.0001 per share.

On June 20, 2025, the Company approved the adoption of Certificates of Designation for the creation of four new series of preferred stock designated as the Series A Preferred Stock, $0.0001 par value per share; the Series B Convertible Preferred Stock, $0.0001 par value per share; the Series C Convertible Preferred Stock, $0.0001 par value per share; and the Series D Convertible Preferred Stock, $0.0001 par value per share.

The Series A Certificate of Designation designated 25,000,000 shares of Series A Preferred Stock with a stated value of $0.015 per share. Each share of Series A Preferred Stock is convertible into three shares of the Company’s Common Stock at the discretion of the holder, has liquidation preference over other classes of stock at its stated value, and has 10 votes for each share of Series A Preferred Stock held by the holder. At any time prior to the Conversion Date, the Company shall have the right to redeem any or all of the shares of the Series A Preferred Stock not converted by the Holder into shares of Common Stock, upon notice, at a redemption price per share equal to the closing bid price of the Company’s common stock on the trading day immediately prior to the date on which the Company gives notice to the investor of the Company’s intention to redeem shares of the Series A Preferred Stock. Dividends shall be payable only when, as, and if declared by the Board of Directors of the Company, equally and on a per share basis. During the year ended December 31, 2025, holders converted 245,000 shares of Series A Preferred Stock into 735,000 shares of Common Stock. As of December 31, 2025 and 2024, there were 24,560,000 and -0- shares of Series A Preferred Stock issued and outstanding, respectively.

The Series B Certificate of Designation designated 100 shares of Series B Preferred Stock with a stated value of $1.00 per share. Each share of Series B Preferred Stock is convertible into one share of the Company’s Common Stock at such time as the holder ceases to be a director of the Company, has liquidation preference over other classes of stock at its stated value, and 200% of the total voting power of all holders of the Company’s common and preferred stock then outstanding. No dividends accrue on the Series B Preferred Stock. As of December 31, 2025 and 2024, there were 4 and -0- shares of Series B Preferred Stock issued and outstanding, respectively.

The Series C Certificate of Designation designated 329,289 shares of Series C Preferred Stock with no stated value. Each share of Series C Preferred Stock is convertible into 1.5 shares of the Company’s Common Stock at the discretion of the holder in six monthly installments starting six months after issuance, has no liquidation preference, and has one vote for each share of Series C Preferred Stock held by the holder. At any time prior to the Conversion Date, the Company shall have the right to redeem any or all of the shares of the Series C Preferred Stock not converted by the Holder into shares of Common Stock, upon notice, at a redemption price per share equal to the closing bid price of the Company’s common stock on the trading day immediately prior to the date on which the Company gives notice to the investor of the Company’s intention to redeem shares of the Series C Preferred Stock. Dividends shall be payable only when, as, and if declared by the Board of Directors of the Company, equally and on a per share basis. As of December 31, 2025 and 2024, there were 329,288 and -0- shares of Series C Preferred Stock issued and outstanding, respectively.

The Series D Certificate of Designation designated 115,502 shares of Series D Preferred Stock with no stated value. Each share of Series D Preferred Stock is convertible into one share of the Company’s Common Stock at the discretion of the holder in six monthly installments starting six months after issuance, has no liquidation preference, and has one vote for each share of Series D Preferred Stock held by the holder. At any time prior to the Conversion Date, the Company shall have the right to redeem any or all of the shares of the Series D Preferred Stock not converted by the holder into shares of Common Stock, upon notice, at a redemption price per share equal to the closing bid price of the Company’s common stock on the trading day immediately prior to the date on which the Company gives notice to the investor of the Company’s intention to redeem shares of the Series D Preferred Stock. Dividends shall be payable only when, as, and if declared by the Board of Directors of the Company, equally and on a per share basis. As of December 31, 2025 and 2024, there were 115,502 and -0- shares of Series D Preferred Stock issued and outstanding, respectively.

On January 30, 2026, the Company approved the adoption of Certificates of Designation for the creation of a new series of preferred stock designated as the Series D.1 Preferred Stock, $0.0001 par value per share. The Series D.1 Certificate of Designation designated 25,000,000 shares of Series D.1 Preferred Stock with no stated value. Each share of Series D.1 Preferred Stock is convertible into one share of the Company’s Common Stock at the discretion of the holder in six monthly installments starting six months after issuance, has no liquidation preference, and has one vote for each share of Series D.1 Preferred Stock held by the holder. At any time prior to the Conversion Date, the Company shall have the right to redeem any or all of the shares of the Series D.1 Preferred Stock not converted by the holder into shares of Common Stock, upon notice, at a redemption price per share equal to the closing bid price of the Company’s common stock on the trading day immediately prior to the date on which the Company gives notice to the investor of the Company’s intention to redeem shares of the Series D.1 Preferred Stock. Dividends shall be payable only when, as, and if declared by the Board of Directors of the Company, equally and on a per share basis. As of December 31, 2025 and 2024, there were 892,441 and -0- shares of Series D.1 Preferred Stock issued and outstanding, respectively.

Sales of Series D.1 Preferred Shares

During October and November 2025, the Company entered into agreements where the Company agreed to issue 241,176 shares of Series D.1 Preferred Stock upon the Company filing a Certificate of Designation to create such series of preferred stock at a sale price of $0.51 per share for gross and net proceeds of $123,000 in eight separate private placement transactions. The Certificate of Designation for Series D.1 Preferred Stock, which created the Series D.1 Preferred Stock, was filed with the State of Nevada on January 30, 2026.

During November and December 2025, the Company entered into agreements where the Company agreed to issue 651,163 shares of Series D.1 Preferred Stock upon the Company filing a Certificate of Designation to create such series of preferred stock at a sale price of $0.43 per share for gross and net proceeds of $280,000 in seven separate private placement transactions. As noted, the Certificate of Designation for Series D.1 Preferred Stock was filed on January 30, 2026.

Equity Purchase Agreement

On July 31, 2025, the Company entered into an Equity Purchase Agreement (the “ELOC”) with Platinum Point Capital LLC, a Nevada limited liability company (the “Purchaser”) pursuant to which the Purchaser committed to purchase up to $15,000,000 of the Company’s Common Stock. In connection with the ELOC, the Company was required to pay the Purchaser a commitment fee (the “Commitment Fee”) in the amount of $450,000, represented by 598,404 shares of the Company’s common stock. The Commitment Fee was recorded as a deferred offering cost at inception of the ELOC and as of December 31, 2025. The deferred offering costs will be reclassified as a reduction against the gross proceeds when ELOC advances are completed. No such advances were completed in the year ended December 31, 2025.

Upon filing and effectiveness of a Registration Statement on Form S-1 to register the Advance Shares (defined below) and provided other closing conditions are met, from time to time over the term of the ELOC, the Company has the right, but not the obligation, to direct the Purchaser to purchase shares of the Company’s Common Stock (the “Advance Shares”) in a maximum amount of one hundred percent (100%) of the average daily trading volume over the five trading days preceding the applicable advance date. At any time and from time to time during the three-year term of the ELOC, the Company may deliver a notice to Purchaser (the “Advance Notice”) and shall deliver the Advance Shares to Purchaser on the next trading day. The purchase price for the Advance Shares shall equal 90.0% of the gross proceeds received by the Purchaser for the resale of the Advance Shares during the three consecutive trading days immediately following the date an Advance Notice is delivered. The ELOC terminates upon the first to occur of (i) July 31, 2028; (ii) the date that $15,000,000 in Advance Shares have been purchased by the Purchaser; and (iii) the date that the Company terminates the ELOC. The Company filed a registration statement on Form S-1 to register the resale of the Advance Shares, which was declared effective on December 19, 2025.

On December 30, 2025, the Company issued an Advance Notice to the Purchaser for 500,000 shares and the shares were issued to the Purchaser. No shares were sold by the purchaser and the Company received no proceeds during the year ended December 31, 2025 and the Company received no proceeds.

Warrants

On June 2, 2025, the Company issued to an investment banking firm as compensation for a proposed future offering a two-year warrant to purchase 1,600,000 shares of Company Common Stock in four separate tranches: 400,000 shares at $0.70 exercise price, 400,000 shares at $1.00 exercise price, 400,000 shares at $1.30 exercise price, and 400,000 shares at $1.60 exercise price. The fair value of the warrant of $990,614 is recorded as a deferred offering cost as of December 31, 2025.

Transactions involving our stock warrants during the years ended December 31, 2025 and 2024, are summarized as follows:

	2025		2024
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Number	Price	Number	Price
Outstanding at beginning of the year	2,000,000	$0.10	2,150,000	$0.10
Granted during the year	2,100,000	$1.23	-	$-
Exercised during the year	-	$0.00	(150,000)	$0.20
Expired during the year	-	$0.00	-	$-
Outstanding at end of the year	4,100,000	$0.68	2,000,000	$0.10

Exercisable at end of the year	4,100,000	$0.68	2,000,000	$0.10

Weighted average remaining life	1.3	years

The following table summarizes information about the Company’s stock warrants outstanding as of December 31, 2025:

Warrants Outstanding				Warrants Exercisable
		Weighted-
		Average	Weighted-		Weighted-
		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (years)	Price	Exercisable	Price
$ 0.0001 to 0.10	2,000,000	0.7	$0.10	2,000,000	$0.10
$ 0.11 to 1.00	800,000	1.4	$0.85	800,000	$0.85
$ 1.01 to 1.50	1,300,000	2.3	$1.47	1,300,000	$1.47
$ 0.05 to 1.50	4,100,000	1.3	$0.68	4,100,000	$0.68

During the years ended December 31, 2025 and 2024, the Company issued 2,100,000 and 2,000,000 warrants, respectively, the aggregate grant date fair value of which was $1,337,834 and $-0-, respectively. There were no warrants exercised during the years ended December 31, 2025. During the year end December 31, 2024, the Company received $20,000 proceeds from the exercise of 150,000 warrants at an exercise price of $0.20 per share.

The fair value of the warrants issued the years ended December 31, 2025 and 2024 was calculated using the following range of assumptions:

	2025	2024
Pricing model utilized	Black Scholes	N/A
Risk free rate range	3.54% to 3.94%	N/A
Expected life range (in years)	2.00 to 4.00	N/A
Volatility range	121.24% to 158.82%	N/A
Dividend yield	0.00%	N/A

RSU Plans

On April 12, 2025, the Company adopted the Dynamic Aerospace Systems Corporation Restricted Stock Unit (RSU) Executive Plan (the “Executive RSU Plan”) and the Dynamic Aerospace Systems Corporation Restricted Stock Unit (RSU) Plan (the “Non-Executive RSU Plan” and, together with the Executive RSYU Plan, the “RSU Plans”). As of the date of this Annual Report, the Company did not have a stock option plan in favor of any director, officer, consultant, or employee.

The purpose of the RSU Plans is to provide an equity compensation program to attract, retain, and incentivize key employees. Each Restricted Stock Unit (“RSU”) is a promise to deliver one share of the Company’s common stock upon vesting, subject to certain terms. The Company has the right to determine the specific grant details for each executive. Pursuant to the Executive RSU Plan, RSUs will vest 10% at the end of the first year after the grant; 30% at the end of the second year after the grant; and 60% at the end of the third year after the grant. Pursuant to the Non-Executive RSU Plan, RSUs will vest 10% at the end of the first year after the grant; 15% at the end of the second year after the grant; 25% at the end of the third year after the grant; 30% at the end of the fourth year after the grant; and 20% at the end of the fifth year after the grant. The vested RSUs will be settled in shares of the Company’s common stock six (6) months after the vesting date.

The following table summarizes RSU Plans activity as of and for the years ended December 31, 2025 and 2024:

	2025		2024
		Weighted		Weighted
		Average		Average
		Grant Date		Exercise
	Number	Fair Value	Number	Price
Outstanding at beginning of period	-	$-	-	$-
Granted during the period	9,300,104	$0.57	-	$-
Exercised during the period	-	$-	-	$-
Forfeited during the period	-	$-	-	$-
Outstanding at end of period	9,300,104	$0.57	-	$-

Exercisable at period-end	-	$-	-	$-

As of December 31, 2025, there was $5,081,187 of total unrecognized compensation cost related to stock grants made under the RSU Plans. The aggregate fair value of share grants that vested during the years ended December 31, 2025 and 2024 was $-0- and $-0-, respectively. Stock based compensation expense related to the RSU Plans was $423,215 and $-0- in the years ended December 31, 2025 and 2024, respectively. The Company also recognized stock-based compensation in the amount of $93,000 related to shares issued to a consultant outside of the RSU Plans.

The fair value of each stock grant is calculated using the closing sale price of the Company’s common stock on the date of grant. The Company’s accounting policy is to estimate forfeitures in determining the amount of total compensation cost to record each period.